7. Notes Payable and Capital Lease Obligations: Schedule of Maturities of Notes Payable and Capital Lease Obligations (Details) (USD $)	Mar. 31, 2014
Details
2015	$ 225,826
2016	158,119
2017	18,229
2018	19,353
2019	20,547
2020 and thereafter	$ 3,547